Variable Interest Entity (VIE) (Tables) (Superior Living SDN. BHD.)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Superior Living SDN. BHD. [Member]
Schedule of Variable Interest Entity

Accordingly, the accounts of SEA is consolidated in the accompanying unaudited condensed financial statements.

The carrying amount of the VIE’s assets and liabilities were as follows:

	March 31, 2020	December 31, 2019

Current assets	$514,203	$572,469
Current liabilities	(495,419)	(547,627)
Net assets	$18,784	$24,842

	March 31, 2020	December 31, 2019

Current liabilities:
Accounts payable	$491,628	$520,786
Other payables and accrued liabilities	3,408	4,896
Other payables - related party	346	993
Customer deposits	-	20,912
Taxes payable	37	40
Total current liabilities	$495,419	$547,627

The summarized operating results of the VIE’s are as follows:

	For the Three Months Ended March 31, 2020	For the Three Months Ended March 31, 2019

Operating revenues	$9,581	$448,401
Gross profit (loss)	$190	$(1,755)
Loss from operations	$(4,770)	$(7,133)
Net loss	$(4,803)	$(14,168)

The carrying amount of the VIE’s assets and liabilities were as follows:

	December 31, 2019	December 31, 2018

Current assets	$572,469	$243,766
Current liabilities	(547,627)	(216,187)
Net assets	$24,842	$27,579

	December 31, 2019	December 31, 2018

Current liabilities:
Accounts payable	$520,786	$-
Other payables and accrued liabilities	4,896	978
Other payables - related party	993	984
Customer deposits	20,912	214,199
Taxes payable	40	26
Total current liabilities	$547,627	$216,187

The summarized operating results of the VIE’s are as follows:

	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018

Operating revenues	$1,382,516	$883,216
Gross profit	$47,800	$138,508
Income from operations	$26,613	$119,849
Net income (loss)	$(2,956)	$144,042